Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 7, 2022 to
PROSPECTUS DATED MAY 1, 2022
I.  U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Advisory Fee	0.73%
Distribution (12b‑1) Fees	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.12%)	0.23%
Total Annual Fund Operating Expenses	0.96%

#	“Other Expenses” and “Total Annual Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

(ii)
The following is added as the last sentence of the first paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following risk is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated September 7, 2022 to
PROSPECTUS DATED MAY 1, 2022
I.  U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Advisory Fee	0.73%
Distribution (12b‑1) Fees	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.12%)	0.23%
Total Annual Fund Operating Expenses	0.96%

#	“Other Expenses” and “Total Annual Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

(ii)
The following is added as the last sentence of the first paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following risk is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.